Statements of Cash Flows - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (90,838)	$ (4,542,654)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(14,917)	(27,691)
Payment of formation costs through issuance of Class B ordinary shares	5,000
Changes in operating assets and liabilities:
Prepaid expenses	(283,057)	156,141
Accrued expenses	67,120	3,803,133
Net cash used in operating activities	(316,692)	(611,071)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(115,000,000)
Net cash provided by investing activities	(115,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Class A ordinary shares, net of underwriting discounts paid	112,700,000
Proceeds from sale of Private Placement Shares	4,300,000
Repayment of promissory note – related party		(58,063)
Payment of offering costs	(347,384)
Net cash provided by (used in) financing activities	116,652,616	(58,063)
Net Change in Cash	1,335,924	(669,134)
Cash – Beginning		1,335,924
Cash – Ending	1,335,924	666,790
Non-cash investing and financing activities:
Offering costs paid by Sponsor included in accrued offering costs	20,000
Offering costs paid through promissory note	58,063
Deferred underwriting fee payable	4,025,000
Accretion of Class A ordinary shares to redemption amount	$ (6,750,445)